Supplementary Financial Information (Schedule Of Other Noncurrent Liabilities And Deferred Credits) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 1,925	$ 1,894	$ 1,399
Uncertain tax positions (including accrued interest)	2	2	56
Amounts payable related to income taxes	17	17	17
Investment tax credits	16	17	20
Other	64	59	62
Total other noncurrent liabilities and deferred credits	$ 2,024	$ 1,989	$ 1,554